Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Schedule of Inventories

Inventories consist of the following:

	As of June 30, 2025	As of December 31, 2024

Raw materials	$5,648,642	$2,620,813
Finished goods	1,841,026	3,299,796
Work in progress	22,841,097	11,735,123
Others	4,746	4,658
Total	$30,335,511	$17,660,390